Money Market Trust Expense Example - Money Market Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	544
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	788
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	$ 482